Fees Summary	Oct. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 496,090,000.00
Previously Paid Amount	0.00
Total Fee Amount	68,510.03
Total Offset Amount	0.00
Net Fee	68,510.03
Narrative - Max Aggregate Offering Price	$ 496,090,000.00
Final Prospectus	true